Accumulated other Comprehensive Loss	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Loss [Abstract]
Accumulated other comprehensive loss
11. Accumulated other Comprehensive Loss:

The amounts in the accompanying balance sheets are analyzed as follows:

	December 31,
	2013	2014
Cash flows hedges realized loss	$ (28,256)	$ (27,222)
Actuarial pension gain	4,802	3,284
Total	$ (23,454)	$ 23,938